Investments	12 Months Ended
Dec. 31, 2015
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	46,134,060	25,240,000	3,896,385
Total held-to-maturity investments	46,134,060	25,240,000	3,896,385
- Available-for-sale investments
- Fixed income products	89,084,685	496,565,847	76,656,557
- Other products	2,411,765	—	—
Total available-for-sale investments	91,496,450	496,565,847	76,656,557
- Other short-term investments	—	38,268,052	5,907,569
Total short-term investments	137,630,510	560,073,899	86,460,511
Long-term investments
- Held-to-maturity investments
- Fixed income products	32,000,000	56,180,000	8,672,698
Total held-to-maturity investments	32,000,000	56,180,000	8,672,698
- Available-for-sale investments	—	10,069,729	1,554,497
- Other long-term investments
- Private equity funds products	15,440,000	78,390,404	12,101,393
- Other investments	13,805,229	107,141,812	16,539,846
Total other long-term investments	29,245,229	185,532,216	28,641,239
Total long-term investments	61,245,229	251,781,945	38,868,434
Total investments	198,875,739	811,855,844	125,328,945

Held-to-maturity investments consist of investments in fixed income products that have stated maturity and normally pay a prospective fixed rate of return, carried at amortized cost. The Group recorded investment income on these products of RMB15,444,586, RMB12,496,501 and RMB4,856,760 for the years ended December 31, 2013, 2014 and 2015, respectively. As of December 2013 and 2014, the gross unrecognized holding gain was RMB1,774,551 and RMB1,591,890, respectively. As of December 2015, the gross unrecognized holding loss was RMB2,375,351. Of the long-term held-to-maturity investments, RMB 46,180,000 and RMB10,000,000 will mature in 2017 and 2019, respectively. Held-to-maturity investments include investments in debt securities of certain real estate funds managed by the Group of nil and RMB 46,180,000 as of December 31, 2014 and 2015, respectively.

Available-for-sale investments consist of investments in fixed income products and other products that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. Changes in fair value of the available-for-sale investments, net of tax, for the year ended December 31, 2014 and 2015 was RMB5,164,535 and RMB44,166,013, recorded in the other comprehensive income, of which RMB2,544,184 and RMB43,447,599 was realized and reclassified from other comprehensive income to “investment income” in the consolidated statements of operations during the year. As of December 31, 2014 and 2015, the net unrealized gain, net of tax, remained in other comprehensive income was RMB2,620,351 and RMB718,414, respectively. The amortized cost of the available-for-sale investments as of December 31, 2014 and 2015 was RMB88,876,099 and RMB495,847,433, respectively. There’s no investment with realized or unrealized losses during the periods presented.

Other short-term investments consist of investments in secondary market equity funds of funds that are not publicly traded. The Group accounted for these secondary market equity funds of funds using the cost method of accounting due to the fact that the Group does not have significant influence over the funds and the investment is not more than minor.

Other long-term investments consist of investments in three private equity funds as a limited partner with less than 3% equity interest, equity investment of common shares of three companies with less than 15% interest and equity investments of series B preferred share in PPDAI Group Inc. In 2014, the Company invested RMB14,413,099 in PPDAI Group Inc., by subscribing and purchasing Series B Preferred Shares, representing 2.62% of the investee’s issued share capital. PPDAI Group Inc. is a private entity primarily engaged in the P2P internet lending business. The Group accounted for these private equity funds investments and equity investment in private entity using the cost method of accounting due to the fact that the Group has no significant influence on the investees.